Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

January 31, 2020

	Shares	Value

Common Stocks - 100.0%
Aerospace & Defense - 1.4%
HEICO Corp.	12,371	$1,514,582
Air Freight & Logistics - 0.2%
Forward Air Corp.	3,005	196,677
Radiant Logistics, Inc.*	5,313	25,662

		222,339
Airlines - 0.4%
Allegiant Travel Co.	1,738	292,054
Hawaiian Holdings, Inc.	4,971	138,591

		430,645
Auto Components - 1.7%
Dorman Products, Inc.*	2,727	190,344
Fox Factory Holding Corp.*	3,207	211,085
Gentex Corp.	21,058	626,897
LCI Industries	2,082	224,793
Lear Corp.	5,032	619,842
XPEL, Inc.*	2,298	38,147

		1,911,108
Automobiles - 0.1%
Winnebago Industries, Inc.	2,803	153,492
Beverages - 0.7%
National Beverage Corp.*	18,562	796,495
Biotechnology - 0.5%
BioSpecifics Technologies Corp.*	1,947	115,029
Ligand Pharmaceuticals, Inc.*	4,660	409,194

		524,223
Building Products - 3.6%
Allegion PLC	9,933	1,284,536
American Woodmark Corp.*	1,805	197,918
AO Smith Corp.	14,623	624,256
Builders FirstSource, Inc.*	12,353	306,293
Patrick Industries, Inc.	2,535	131,516
PGT Innovations, Inc.*	6,231	96,580
Simpson Manufacturing Co., Inc.	4,730	391,029
Trex Co., Inc.*	6,224	611,446
Universal Forest Products, Inc.	6,549	313,697

		3,957,271
Capital Markets - 1.4%
Evercore, Inc. - Class A	2,443	187,183
Houlihan Lokey, Inc.	2,611	135,380
Interactive Brokers Group, Inc. - Class A	4,797	225,459
LPL Financial Holdings, Inc.	5,053	465,533
Owl Rock Capital Corp.	24,346	383,693
Virtu Financial, Inc. - Class A	7,360	122,838

		1,520,086
Chemicals - 3.3%
Balchem Corp.	9,237	997,781
Livent Corp.*	41,905	394,326
Westlake Chemical Corp.	36,841	2,254,669

		3,646,776
Commercial Banks - 2.9%
Ameris Bancorp	4,355	175,027

BancFirst Corp.	2,043	118,085
Bank OZK	8,041	218,554
Baycom Corp.*	809	18,170
Byline Bancorp, Inc.	2,386	46,050
Cadence BanCorp	8,003	125,087
Capital Bancorp, Inc.*	863	11,754
CenterState Bank Corp.	7,820	176,419
Eagle Bancorp, Inc.	2,100	91,770
	Shares	Value

Common Stocks - (continued)
Commercial Banks - (continued)
Equity Bancshares, Inc. - Class A *	965	$25,920
Esquire Financial Holdings, Inc.*	471	10,715
Farmers National Banc Corp.	1,730	27,369
FB Financial Corp.	1,933	68,911
First Bancshares, Inc.	1,176	40,478
First Bank/Hamilton	1,279	13,685
First Choice Bancorp	729	17,744
First Foundation, Inc.	2,792	46,068
Franklin Financial Network, Inc.	919	33,884
FVCBankcorp, Inc.*	867	13,829
Home BancShares, Inc.	10,428	199,383
Independent Bank Group, Inc.	2,684	143,648
Investar Holding Corp.	621	13,730
Pacific Premier Bancorp, Inc.	3,711	110,588
People's Utah Bancorp	1,179	30,748
Preferred Bank	958	57,585
RBB Bancorp	1,251	24,620
Southern First Bancshares, Inc.*	475	18,549
Sterling Bancorp	12,629	252,580
TCF Financial Corp.	9,589	405,423
Texas Capital Bancshares, Inc.*	3,145	172,849
TriState Capital Holdings, Inc.*	1,832	42,118
Veritex Holdings, Inc.	3,243	91,842
Western Alliance Bancorp	6,415	354,301

		3,197,483
Commercial Services & Supplies - 1.4%
Herman Miller, Inc.	6,301	243,534
Rollins, Inc.	34,937	1,325,859

		1,569,393
Communications Equipment - 1.7%
Ubiquiti, Inc.	11,729	1,916,753
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	3,913	181,563
Concrete Pumping Holdings, Inc.*	6,210	31,671
Construction Partners, Inc. - Class A *	3,479	58,378
NV5 Global, Inc.*	1,368	84,966

		356,578
Consumer Finance - 0.8%
Credit Acceptance Corp.*	1,176	504,480
Green Dot Corp. - Class A *	3,219	96,828
LendingTree, Inc.*	813	253,006

		854,314
Distributors - 0.7%
Pool Corp.	3,331	730,488
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc.*	4,844	793,108
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc. - Class A *	977	69,328

Electrical Equipment - 1.0%
Allied Motion Technologies, Inc.	1,023	46,894
Atkore International Group, Inc.*	5,013	199,016
Sensata Technologies Holding PLC*	16,949	801,179
TPI Composites, Inc.*	3,753	77,875

		1,124,964
Electronic Equipment & Instruments - 5.1%
Cognex Corp.	30,848	1,572,323
Insight Enterprises, Inc.*	6,459	425,454
IPG Photonics Corp.*	9,579	1,222,951
KEMET Corp.	10,486	273,055
Littelfuse, Inc.	4,395	777,520
	Shares	Value

Common Stocks - (continued)
Electronic Equipment & Instruments - (continued)
Napco Security Technologies, Inc.*	3,334	$98,020
SYNNEX Corp.	9,219	1,270,009

		5,639,332
Energy Equipment & Services - 0.3%
Cactus, Inc. - Class A	4,240	122,197
Liberty Oilfield Services, Inc. - Class A	6,828	57,901
ProPetro Holding Corp.*	9,039	88,040
Solaris Oilfield Infrastructure, Inc. - Class A	2,849	32,849

		300,987
Entertainment - 0.1%
Akazoo S.A.*	2,615	13,311
Sciplay Corp. - Class A *	1,197	12,688
World Wrestling Entertainment, Inc. - Class A	2,499	122,151

		148,150
Equity Real Estate Investment Trusts (REITs) - 1.2%
CareTrust, Inc.	2,086	46,267
CoreSite Realty Corp.	822	96,544
CubeSmart	4,225	133,806
Gaming and Leisure Properties, Inc.	4,684	221,342
Jernigan Capital, Inc.	486	9,715
Medical Properties Trust, Inc.	11,288	250,029
Rexford Industrial Realty, Inc.	2,420	116,620
Ryman Hospitality Properties, Inc.	1,123	95,489
STAG Industrial, Inc.	2,900	93,496
STORE Capital Corp.	5,124	201,117
Terreno Realty Corp.	1,462	83,714

		1,348,139
Food & Staples Retailing - 1.0%
HF Foods Group, Inc.*	20,760	361,224
Sprouts Farmers Market, Inc.*	47,032	735,110

		1,096,334
Food Products - 0.5%
Calavo Growers, Inc.	7,004	536,576
Health Care Equipment & Supplies - 7.3%
ABIOMED, Inc.*	11,983	2,232,313
FONAR Corp.*	1,710	36,098
Globus Medical, Inc. - Class A *	20,429	1,068,028
Inogen, Inc.*	5,838	258,448
LeMaitre Vascular, Inc.	5,305	190,901
Masimo Corp.*	14,152	2,414,331
Neogen Corp.*	13,913	935,928
Quidel Corp.*	11,054	848,947

		7,984,994

Health Care Providers & Services - 3.5%
AMN Healthcare Services, Inc.*	12,396	835,243
BioTelemetry, Inc.*	9,021	441,307
Ensign Group, Inc.	14,161	640,077
HealthEquity, Inc.*	18,743	1,238,163
National Research Corp.	6,614	447,569
Pennant Group, Inc.*	7,389	195,070

		3,797,429
Hotels, Restaurants & Leisure - 2.3%
BJ's Restaurants, Inc.	1,595	63,449
Choice Hotels International, Inc.	4,639	464,828
Dave & Buster's Entertainment, Inc.	2,566	113,315
Hilton Grand Vacations, Inc.*	7,112	226,944
Nathan's Famous, Inc.	352	23,232
Planet Fitness, Inc. - Class A *	6,807	549,938
Texas Roadhouse, Inc.	5,776	361,000
	Shares	Value

Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Wingstop, Inc.	2,450	$227,286
Wyndham Hotels & Resorts, Inc.	7,920	452,786

		2,482,778
Household Durables - 2.1%
Cavco Industries, Inc.*	761	170,479
Hooker Furniture Corp.	984	24,246
Installed Building Products, Inc.*	2,497	185,102
iRobot Corp.*	2,352	110,661
Legacy Housing Corp.*	2,058	28,874
LGI Homes, Inc.*	1,909	152,224
Mohawk Industries, Inc.*	5,960	784,813
Toll Brothers, Inc.	11,688	518,480
TopBuild Corp.*	2,824	323,376
ZAGG, Inc.*	2,421	18,303

		2,316,558
Insurance - 0.4%
Health Insurance Innovations, Inc. - Class A *	769	17,671
Kinsale Capital Group, Inc.	1,385	158,195
National General Holdings Corp.	7,084	154,219
NI Holdings, Inc.*	1,381	21,198
Palomar Holdings, Inc.*	1,467	78,411
Universal Insurance Holdings, Inc.	2,076	50,530

		480,224
Interactive Media & Services - 0.4%
Cargurus, Inc.*	4,819	171,797
Match Group, Inc.*	3,691	288,710

		460,507
Internet & Catalog Retail - 1.2%
Chewy, Inc. - Class A *	4,451	117,996
Duluth Holdings, Inc. - Class B *	2,444	20,652
Etsy, Inc.*	9,861	481,315
GrubHub, Inc.*	7,610	412,082
Revolve Group, Inc.*	1,125	20,014
Stamps.com, Inc.*	1,421	105,850
Stitch Fix, Inc. - Class A *	4,586	105,019

		1,262,928
IT Services - 3.8%
EPAM Systems, Inc.*	9,924	2,264,061
Euronet Worldwide, Inc.*	9,752	1,537,305

GreenSky, Inc. - Class A *	11,987	110,880
NIC, Inc.	12,086	238,457
Paysign, Inc.*	8,650	75,601

		4,226,304
Leisure Equipment & Products - 0.1%
Malibu Boats, Inc. - Class A *	1,703	74,575
Marine Products Corp.	2,825	39,550
MasterCraft Boat Holdings, Inc.*	1,569	27,567

		141,692
Life Sciences Tools & Services - 4.9%
Charles River Laboratories International, Inc.*	12,961	2,003,512
PRA Health Sciences, Inc.*	16,785	1,700,488
Syneos Health, Inc.*	27,547	1,690,284

		5,394,284
Machinery - 5.6%
Alamo Group, Inc.	1,260	156,946
Allison Transmission Holdings, Inc.	12,721	562,268
Graco, Inc.	17,796	945,858
John Bean Technologies Corp.	3,378	381,680
Kadant, Inc.	1,202	128,133
	Shares	Value

Common Stocks - (continued)
Machinery - (continued)
Middleby Corp.*	5,990	$671,838
Nordson Corp.	6,133	1,035,618
Omega Flex, Inc.	1,078	113,621
Proto Labs, Inc.*	2,855	295,493
Snap-On, Inc.	5,851	933,995
Toro Co.	11,376	910,308

		6,135,758
Media - 1.2%
Cable One, Inc.	301	512,913
Interpublic Group of Cos., Inc.	20,431	463,784
Nexstar Media Group, Inc. - Class A	2,431	294,515

		1,271,212
Metals & Mining - 1.9%
Steel Dynamics, Inc.	61,866	1,848,556
Warrior Met Coal, Inc.	14,660	276,488

		2,125,044
Multiline Retail - 0.3%
Ollie's Bargain Outlet Holdings, Inc.*	5,292	280,688
Oil, Gas & Consumable Fuels - 0.3%
Berry Petroleum Corp.	7,290	49,936
Brigham Minerals, Inc. - Class A	1,980	33,680
Callon Petroleum Co.*	20,559	61,677
Evolution Petroleum Corp.	2,964	14,939
Falcon Minerals Corp.	4,136	22,748
Magnolia Oil & Gas Corp. - Class A *	15,058	158,410

		341,390
Personal Products - 0.5%
USANA Health Sciences, Inc.*	8,860	546,662
Pharmaceuticals - 3.0%
Corcept Therapeutics, Inc.*	30,330	384,281
Innoviva, Inc.*	26,880	371,079
Jazz Pharmaceuticals PLC*	15,014	2,152,257
SIGA Technologies, Inc.*	21,516	110,807
Supernus Pharmaceuticals, Inc.*	13,923	318,419

		3,336,843

Professional Services - 2.1%
ASGN, Inc.*	5,633	381,298
BG Staffing, Inc.	1,093	21,991
Exponent, Inc.	5,529	402,346
Insperity, Inc.	4,268	372,895
Robert Half International, Inc.	12,543	729,626
TriNet Group, Inc.*	7,452	425,211

		2,333,367
Real Estate Management & Development - 0.3%
Consolidated-Tomoka Land Co.	106	6,727
Jones Lang LaSalle, Inc.	1,123	190,708
Marcus & Millichap, Inc.*	854	30,232
Newmark Group, Inc. - Class A	3,460	40,724
RMR Group, Inc. - Class A	333	15,341

		283,732
Road & Rail - 4.5%
Landstar System, Inc.	4,213	466,590
PAM Transportation Services, Inc.*	613	32,740
Saia, Inc.*	2,767	241,006
Schneider National, Inc. - Class B	10,039	223,568
Uber Technologies, Inc.*	110,735	4,018,573

		4,982,477
Semiconductors & Semiconductor Equipment - 4.9%
ACM Research, Inc. - Class A *	2,948	102,413
	Shares	Value

Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Cabot Microelectronics Corp.	5,253	$764,364
FormFactor, Inc.*	13,664	345,836
Ichor Holdings, Ltd.*	4,060	135,563
MKS Instruments, Inc.	9,840	1,031,429
Monolithic Power Systems, Inc.	7,842	1,342,315
ON Semiconductor Corp.*	74,137	1,716,272

		5,438,192
Software - 14.5%
Appfolio, Inc. - Class A *	2,959	388,931
Aspen Technology, Inc.*	12,311	1,464,763
Avalara, Inc.*	13,627	1,160,203
Ebix, Inc.	5,505	189,537
Fair Isaac Corp.*	5,227	2,103,240
LogMeIn, Inc.	8,810	757,396
Paycom Software, Inc.*	10,541	3,353,725
Paylocity Holding Corp.*	9,659	1,370,515
Qualys, Inc.*	6,996	599,837
SPS Commerce, Inc.*	6,289	357,404
Trade Desk, Inc. - Class A *	7,190	1,935,404
Tyler Technologies, Inc.*	7,037	2,277,736

		15,958,691
Specialty Retail - 1.5%
Boot Barn Holdings, Inc.*	2,378	99,805
Five Below, Inc.*	4,634	524,661
Floor & Decor Holdings, Inc. - Class A *	8,411	414,746
Lithia Motors, Inc. - Class A	1,884	255,546
MarineMax, Inc.*	1,801	35,894
Penske Automotive Group, Inc.	6,831	320,852

		1,651,504
Textiles, Apparel & Luxury Goods - 0.9%
Columbia Sportswear Co.	5,620	527,830

Skechers U.S.A., Inc. - Class A *	11,145	416,712
Superior Group of Companies, Inc.	1,269	14,632

959,174
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc.*	3,830	107,891
Bridgewater Bancshares, Inc.*	1,799	23,747
Essent Group, Ltd.	6,151	305,151
FS Bancorp, Inc.	278	15,212
Merchants Bancorp	1,794	35,306
Meta Financial Group, Inc.	2,349	87,430
NMI Holdings, Inc. - Class A *	4,249	135,628
OP Bancorp	981	9,800
Pioneer Bancorp, Inc.*	1,623	23,826
Sachem Capital Corp.	1,383	5,850
Southern Missouri Bancorp, Inc.	574	20,446
Sterling Bancorp, Inc.	3,138	23,001
Walker & Dunlop, Inc.	1,926	127,829

921,117
Trading Companies & Distributors - 0.6%
BMC Stock Holdings, Inc.*	7,122	207,856
SiteOne Landscape Supply, Inc.*	4,415	426,268

634,124

Total Common Stocks (cost $98,461,186)	110,106,617

Shares	Value

Investment Companies - 0.0%
Money Markets - 0.0%
State Street Institutional U.S. Government Money Market Fund, 1.5180% ºº (cost $51,357)	51,357	$51,357

Total Investments (total cost $98,512,543) - 100.0%	110,157,974

Liabilities, net of Cash, Receivables and Other Assets - 0.0%	(21,125)

Net Assets - 100%	$110,136,849

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$106,707,870	96.9%
Ireland	3,436,793	3.1
United Kingdom	13,311	0.0
Total	$110,157,974	100.0%

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Schedules of Affiliated Investments — (% of Net Assets)
Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 1/31/20
Investment Companies — N/A
Investments Purchased with Cash Collateral from Securities Lending — N/A
Janus Henderson Cash Collateral Fund LLC, 1.4800% ºº	$7,172∆	$—	$—	$—

	Market Value at 10/31/19	Purchases	Sales	Market Value at 1/31/20
Investment Companies — N/A
Investments Purchased with Cash Collateral from Securities Lending — N/A
Janus Henderson Cash Collateral Fund LLC, 1.4800% ºº	$ 4,546,656	$2,770,163	$(7,316,819)	$—

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate reflects 7 day yield as of January 31, 2020.
∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2020.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$110,106,617	$—	$—
Investment Companies	51,357	—	—

Total Assets	$110,157,974	$—	$—

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.